Components of other comprehensive (loss) income	12 Months Ended
Dec. 31, 2021
Components of other comprehensive (loss) income
Components of other comprehensive (loss) income

24.  Components of other comprehensive (loss) income

a.	An analysis of the other comprehensive (loss) income for the years ended December 31, 2021, 2020 and 2019 is as follows:

			Derivative and		Exchange
	Remeasurements		non-derivative		differences on
	of employee		financial		the translation
	benefits		instruments		of foreign		Total
Other comprehensive (loss) income:
Balance as of December 31, 2019	Ps.	(6,798)	Ps.	104,772	Ps.	18,266	Ps.	116,240
Comprehensive (loss) income of the year		(2,651)		(1,747,686)		23,970		(1,726,367)
Deferred Tax effect		794		46,835		—		47,629
Balance as of December 31, 2020		(8,655)		(1,596,079)		42,236		(1,562,498)
Comprehensive (loss) income of the year		(9,279)		1,596,327		(4,021)		1,583,027
Deferred Tax effect		2,850		(5,655)		—		(2,805)
Net balances as of December 31, 2021	Ps.	(15,084)	Ps.	(5,407)	Ps.	38,215	Ps.	17,724

b.	An analysis of the derivative financial instruments other comprehensive income (loss) for the years ended December 31, 2021, 2020 and 2019 is as follows:

	2021		2020		2019
Derivative and non-derivative financial instruments:
Extrinsic value of changes on jet fuel Asian call options	Ps.	11,997	Ps.	(11,993)	Ps.	11,148
Extrinsic value of changes on jet fuel Zero cost collars		9,657		(143,224)		256,515
loss gain of the matured foreign currency forward contracts		—		—		(14,241)
Loss of the interest rate Cap		(2,800)		(900)		(4,023)
Non derivative financial instruments*		1,577,473		(1,591,569)		14,096
Total	Ps.	1,596,327	Ps.	(1,747,686)	Ps.	263,495

*As of December 31, 2021, includes the effect of the discontinuation of the hedging strategies by Ps.2,251,442 as described in note 3b (i).